Significant subsequent events - Additional Information (Detail) - JPY (¥) ¥ in Millions		3 Months Ended
	Jun. 03, 2025	Aug. 31, 2025
Other disposals of assets [member]
Disclosure of non-adjusting events after reporting period [line items]
Estimated proceeds from sale or issue of treasury shares	¥ 670,584
Number of shares held for sales through tender offer	1,192,330,920
Sale Or Issue Of Treasury Shares Shares	74,100,604
Other disposals of assets [member] | Preference shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Expected Amount Of The Preferred Shares Contribution	¥ 706,000
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares cancelled		1,200,000,000
Major ordinary share transactions [member] | Tender Offer For Own Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maximum number of shares to be purchased	1,192,331,020
Number of shares per unit in tender offer	100